Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations
Schedule of business combination of acquisition assets and liabilities

	Preliminary	Adjustments	Final
The assets and liabilities recognized in conjunction with the acquisition are as follows:
Intangible assets: NOX Platform	382,521	(34,349)	348,124
Intangible assets: Other licenses	28,893	—	28,893
Non-current assets	2,438	—	2,438
Other current assets	10,022	—	10,022
Cash	32,265	—	32,265
Pension liabilities	(9,410)	—	(9,410)
Deferred tax liabilities	(82,683)	43,971	(38,712)
Other non-current liabilities	(643)	—	(643)
Other current liabilities	(20,677)	—	(20,677)
Acquired identified assets	342,726	9,574	352,300
Non-controlling interests	(136,084)	—	(136,084)
Goodwill	48,839	(9,574)	39,265
Acquired net assets	255,481	—	255,481

Schedule of adjustments to opening balances

		December 31,
(SEK in thousands)	2020	Adjustment	2020

ASSETS
Non-current assets
Intangible assets	461,367	(42,542)	418,825
Equipment	163	—	163
Right-of-use assets	5,244	—	5,244
Non-current financial assets	2,225	—	2,225
Deferred tax assets	600	—	600
Total non-current assets	469,599	(42,542)	427,057

Current assets
Total current assets	1,036,851	—	1,036,851
TOTAL ASSETS	1,506,450	(42,542)	1,463,908

EQUITY AND LIABILITIES
Equity
Total equity	1,256,300	—	1,256,300

Non-current liabilities
Provisions	55,361	—	55,361
Pensions Liabilities	8,296	—	8,296
Deferred tax liabilities	79,996	(42,542)	37,454
Lease liabilities	878	—	878
Total non-current liabilities	144,531	(42,542)	101,989

Currents liabilities
Total current liabilities	105,619	—	105,619
TOTAL EQUITY AND LIABILITIES	1,506,450	(42,542)	1,463,908